Income Taxes - Provision for Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Current income taxes	$ 755	$ 579	$ 474
Deferred income taxes	(84)	(15)	178
Total income tax provision	$ 671	$ 564	$ 652